SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of foreign exchange rates [line items]
Closing rate	1.1198
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rate	1.1018	1.1297
Closing rate	1.1198		1.1234
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rate	1.0641	1.1294
Closing rate	1.0651		1.0854
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rate	26.2970	25.6842
Closing rate	26.7400		25.4080